Financial assets measured at fair value through other comprehensive income (Details) - CNY (¥)	Aug. 04, 2016	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		¥ 2,226,138,000	¥ 2,054,541,000
Less: Non-current financial asset measured at fair value through other comprehensive income		(1,372,685,000)	(821,110,000)
Financial assets measured at fair value through other-comprehensive income.		853,453,000	1,233,431,000
Exchange Settlement Centre Co., Ltd.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Equity interest acquired (as a percent)	5.00%
Consideration transferred	¥ 5,000,000
Loans and advances to customers.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		1,902,985,000	1,608,402,000
Equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		3,204,000	3,204,000
Debt securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Current financial asset at fair value through other comprehensive income		¥ 319,949,000	¥ 442,935,000